Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Accounts payable and accrued liabilities [Text Block]

7.  Accounts payable and accrued liabilities

	December 31,	December 31,
	2019	2018
	$	$

Trade and other payables	1,585	477
Accrued liabilities	8,383	8,341
Due to related parties	2,786	664
	12,754	9,482

Amounts due to related parties include cash-settled deferred share units (“DSUs”), accrued vacation and expense reimbursements.